Intangible Assets Other Than Goodwill - Aggregate Amortizations (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	$ (4,452)
Year Two	(4,276)
Year Three	(4,230)
Year Four	(2,162)
Year Five	(2,127)
Thereafter	(19,363)
Total	(36,610)
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	(5,135)
Year Two	(4,959)
Year Three	(4,913)
Year Four	(2,846)
Year Five	(2,811)
Thereafter	(19,507)
Total	(40,171)	(51,233)	(59,879)
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	683
Year Two	683
Year Three	683
Year Four	684
Year Five	684
Thereafter	144
Total	$ 3,561	$ 4,245	$ 4,928